VANECK SOCIAL SENTIMENT ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Automobiles & Components : 4.9%
Ford Motor Co. 32,022 $ 445,106
Rivian Automotive, Inc. * † 78,129 1,355,538
Tesla, Inc.* 7,651 3,218,011
5,018,655
Banks : 0.4%
NU Holdings Ltd.* 28,752 384,127
Underline
Capital Goods : 2.8%
Bloom Energy Corp.* 1,723 521,552
Boeing Co. * 1,999 432,724
Rocket Lab Corp.* 18,907 1,921,897
2,876,173
Consumer Discretionary Distribution &
Retail : 4.6%
Amazon.com, Inc.* 5,898 1,405,729
Carvana Co. * 3,364 221,418
GameStop Corp.* 137,701 3,040,438
4,667,585
Consumer Durables & Apparel : 1.7%
Lululemon Athletica, Inc.* 8,181 934,107
NIKE, Inc. 19,380 795,549
1,729,656
Consumer Services : 0.5%
DraftKings, Inc.* 11,921 301,124
McDonald's Corp. 783 211,653
512,777
Consumer Staples Distribution & Retail : 0.9%
Costco Wholesale Corp. 360 336,769
Walmart, Inc. 5,180 586,687
923,456
Energy : 0.4%
Venture Global, Inc. 35,519 395,326
Underline
Financial Services : 7.6%
Coinbase Global, Inc.* 6,755 987,513
Galaxy Digital, Inc. * 20,956 572,937
PayPal Holdings, Inc. 12,110 522,910
Robinhood Markets, Inc. * 22,908 2,297,214
SoFi Technologies, Inc.* † 183,213 3,285,009
7,665,583
Food, Beverage & Tobacco : 1.1%
Celsius Holdings, Inc.* 37,773 1,105,993
Underline
Health Care Equipment & Services : 0.5%
UnitedHealth Group, Inc. 1,281 532,422
Underline
Media & Entertainment : 8.1%
Alphabet, Inc. Class A 4,400 1,572,428
EchoStar Corp. * 2,262 229,593
Meta Platforms, Inc. 5,373 3,026,557
Netflix, Inc. * 15,826 1,129,976
Reddit, Inc. * 5,308 921,363
Snap, Inc. * 58,236 258,568
Take-Two Interactive Software,
Inc. * 1,244 310,975
Trade Desk, Inc.* 44,722 808,574
8,258,034
Number
of Shares Value
Pharmaceuticals, Biotechnology & Life
Sciences : 4.8%
Eli Lilly & Co. 291 $ 349,034
ImmunityBio, Inc. * † 424,191 3,713,792
Tempus AI, Inc. * † 6,408 371,215
TG Therapeutics, Inc.* 7,856 431,609
4,865,650
Semiconductors & Semiconductor
Equipment : 19.1%
Advanced Micro Devices, Inc.* 6,246 3,628,364
Broadcom, Inc. 5,867 2,216,259
Intel Corp. * 23,361 3,261,896
Marvell Technology, Inc. 10,880 3,241,043
Micron Technology, Inc. 3,067 3,540,207
NVIDIA Corp. 14,907 2,982,742
Qualcomm, Inc. 2,986 551,783
19,422,294
Software & Services : 31.4%
Adobe, Inc.* 4,102 840,992
Applied Digital Corp. * 46,875 1,748,438
AppLovin Corp. * 691 356,024
BitMine Immersion
Technologies, Inc. 58,810 782,761
Cipher Digital, Inc. * 15,851 388,350
Circle Internet Group, Inc. * 3,955 247,702
CoreWeave, Inc. * 13,242 1,318,109
Crowdstrike Holdings, Inc. * 682 520,461
D-Wave Quantum, Inc. * † 28,555 685,034
International Business
Machines Corp. 3,884 1,092,220
Intuit, Inc. 3,010 785,610
IREN Ltd. * † 53,857 2,462,881
Microsoft Corp. 7,825 2,918,882
Nebius Group NV * † 13,743 3,795,404
Oracle Corp. 12,249 1,795,091
Palantir Technologies, Inc. * 21,893 2,554,256
Palo Alto Networks, Inc. * 1,187 404,791
Salesforce, Inc. 3,607 565,073
ServiceNow, Inc. * 29,628 2,941,468
Snowflake, Inc. * 2,340 595,530
Strategy, Inc. * † 21,561 1,874,298
Terawulf, Inc. * 23,160 572,052
UiPath, Inc. * 151,468 1,646,457
Unity Software, Inc. * 10,137 289,715
Zscaler, Inc.* 5,069 715,489
31,897,088
Technology Hardware & Equipment : 7.3%
Apple, Inc. 7,000 2,025,520
Dell Technologies, Inc. 3,632 1,567,063
IonQ, Inc. * † 19,383 1,032,339
Super Micro Computer, Inc.* 95,531 2,801,924
7,426,846
Telecommunication Services : 2.7%
AST SpaceMobile, Inc.* † 31,305 2,781,762
Underline
Transportation : 0.5%
Uber Technologies, Inc.* 7,726 557,508
Underline

VANECK SOCIAL SENTIMENT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
* See Schedule of Investments for geographic sectors.
Number
of Shares Value
Utilities : 0.6%
Oklo, Inc.* † 11,117 $ 581,753
Underline
Total Common Stocks
(Cost: $98,890,904) 101,602,688
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 6.3%
Money Market Fund: 6.3%
Number
of Shares Value
(Cost: $6,412,848)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.65% (a) 6,412,848 $ 6,412,848
Total Investments: 106.2%
(Cost: $105,303,752) 108,015,536
Liabilities in excess of other assets: (6.2)% (6,282,891)
NET ASSETS: 100.0% $ 101,732,645
(a) The rate shown is the 7-day yield as of 06/30/26.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $18,374,800.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 101,602,688 $ — $ — $ 101,602,688
Money Market Fund 6,412,848 — — 6,412,848
Total Investments $ 108,015,536 $ — $ — $ 108,015,536